Consolidated statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss for the year	$ (3,639,979)	$ (393,761)	$ (375,184)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	8,674,663	8,643,920	8,613,177
Amortization of deferred finance charges	32,587
Changes in operating assets and liabilities:
Trade and other receivables	(734,400)	(484,710)	123,699
Other current assets	173,930	(173,930)
Inventories	577,151	(704,521)	(70,990)
Advances and prepayments	(10,943)	(59,317)	(8,451)
Trade accounts payable	289,086	618,057	176,237
Balance with related parties	(708,968)	1,473,000
Accrued liabilities	238,351	172,655	17,121
Deferred income	347,727	(223,798)	97,847
Net cash provided by operating activities	5,239,205	8,867,595	8,573,456
Cash flows from investing activities:
Vessel improvements	(142,600)	(728,000)
Net cash used in investing activities	(142,600)	(728,000)
Cash flows from financing activities:
Net transfers to former Parent Company	(7,792,798)	(9,225,887)	(3,800,177)
Dividends paid to former Parent Company	(25,752,729)
Deferred finance charges paid	(196,000)
Customer deposits paid	(500,000)	(100,000)	(368,000)
Dividends paid on preferred shares	(130,574)
Proceeds from long-term debt	28,000,000
Net cash used in financing activities	(6,372,101)	(9,325,887)	(4,168,177)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(1,275,496)	(1,186,292)	4,405,279
Cash, cash equivalents and restricted cash at the beginning of the year	7,616,555	8,802,847	4,397,568
Cash, cash equivalents and restricted cash at the end of the year	6,341,059	7,616,555	8,802,847
Supplemental cash flow information:
Non cash investing activity – Vessel improvements included in liabilities		194,400
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	3,389,834	6,451,524	8,802,847
Restricted cash, current	451,225	1,165,031
Restricted cash, non-current	2,500,000
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 6,341,059	$ 7,616,555	$ 8,802,847